Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,202,108	$ 1,027,517
Ireland
Segment Reporting Information [Line Items]
Assets	476,159	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	236,305	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	437,756	355,577
Other
Segment Reporting Information [Line Items]
Assets	$ 51,888	$ 41,117